Capital (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Change in Capital
The change in capital, which includes stated capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2019	497,459,546	3,466	110	1,801	5,377
Shares issued under DRIP	313,879	23	-	-	23
Stock compensation plans (1)	1,896,489	136	-	(62)	74
Repurchases of common shares (2)	(2,552,386)	(16)	-	-	(16)
Balance, December 31, 2020	497,117,528	3,609	110	1,739	5,458
Shares issued under DRIP	239,779	24	-	-	24
Stock compensation plans (1)	1,530,915	148	-	(56)	92
Repurchases of common shares	(12,795,358)	(78)	-	-	(78)
Balance, December 31, 2021	486,092,864	3,703	110	1,683	5,496
(1)
Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans.
(2)
Stated capital was reduced by $18 million at December 31
, 2020
related to the Company’s
pre-defined
share repurchase plan. See share repurchases below.

Summary of dividend declared and paid	Details of dividends declared per common share and dividends paid on common shares are as follows:

	Year ended December 31,

	2021	2020
Dividends declared per common share	$1.62	$1.52
Dividends declared	797	753
Dividends reinvested	(24)	(23)
Dividends paid	773	730

Details of NCIB Share Repurchases

Details of share repurchases were as follows:

	Year ended December 31,

	2021	2020
Share repurchases (millions of U.S. dollars)	1,400	200
Shares repurchased (number in millions)	12.8	2.6
Share repurchases - average price per share in U.S. dollars	$109.42	$78.37